(Loss) earnings per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Numerator
Net (loss) income attributable to Tsakos Energy Navigation Limited	$ (19,664)	$ 31,479	$ (24,485)	$ 52,703
Preferred share dividends Series C	0	(1,109)	0	(2,219)
Preferred share dividends Series D	(1,879)	(1,874)	(3,752)	(3,747)
Preferred share dividends Series E	(2,679)	(2,659)	(5,338)	(5,319)
Preferred share dividends Series F	(3,672)	(3,562)	(7,235)	(7,125)
Preferred share dividends, Convertible Series G	0	(218)	(54)	(654)
Undistributed income to Series G participants	0	(1,653)	0	(2,219)
Deemed dividend on partially redeemed Convertible Series G	0	0	(1,713)	0
Net (loss) income attributable to common stockholders of Tsakos Energy Navigation Limited	$ (27,894)	$ 20,404	$ (42,577)	$ 31,420
Denominator
Weighted average number of shares, basic and diluted	18,660,333	19,087,556	18,433,070	19,105,159
(Loss) earnings per share, basic and diluted attributable to Tsakos Energy Navigation Limited	$ (1.49)	$ 1.07	$ (2.31)	$ 1.64